Share Based Payment (Details) - Schedule of Possible Dilutive Effect of the Future Exercise of Options	3 Months Ended
Sep. 30, 2023 $ / shares $ / item
Group 1 [Member]
Share Based Payment (Details) - Schedule of Possible Dilutive Effect of the Future Exercise of Options [Line Items]
Fair value of shares (in Dollars per share) | $ / shares	$ 1
Exercise price (in Dollars per Item)	1.52
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	3.00%
Plan duration	10 years
Fair value of stock options at measurement date (in Dollars per Item)	9.11
Group 2 [Member]
Share Based Payment (Details) - Schedule of Possible Dilutive Effect of the Future Exercise of Options [Line Items]
Fair value of shares (in Dollars per share) | $ / shares	$ 1
Exercise price (in Dollars per Item)	8
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	3.00%
Plan duration	10 years
Fair value of stock options at measurement date (in Dollars per Item)	7.25
Group 3 [Member]
Share Based Payment (Details) - Schedule of Possible Dilutive Effect of the Future Exercise of Options [Line Items]
Fair value of shares (in Dollars per share) | $ / shares	$ 2.97
Exercise price (in Dollars per Item)	4.25
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	4.25%
Plan duration	10 years
Fair value of stock options at measurement date (in Dollars per Item)	2.04